Debt - Payments due (Details)	Dec. 31, 2024 USD ($)
Debt instruments
2025	$ 1,416,519
Total	1,416,519
Principal
Debt instruments
2025	1,372,873
Total	1,372,873
Interest
Debt instruments
2025	43,646
Total	$ 43,646